Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Other assets-Other:
Securities received as collateral		¥ 187,753	¥ 236,808
Goodwill and other intangible assets		123,486	115,143
Deferred tax assets		19,718	22,018
Investments in equity securities for other than operating purposes	[1]	162,644	133,742
Prepaid expenses		10,741	8,778
Other		318,224	267,685
Total, Other assets-Other		822,566	784,174
Other liabilities:
Obligation to return securities received as collateral		187,753	236,808
Accrued income taxes		48,632	31,630
Other accrued expenses and provisions		446,920	396,677
Other	[2]	533,794	476,635
Total, Other liabilities		¥ 1,217,099	¥ 1,141,750

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \114,582 million and \19,160 million respectively, as of March 31, 2014, and \140,024 million and \22,621 million respectively, as of March 31, 2015. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.
[2]	Includes liabilities relating to investment contracts underwritten by Nomura's insurance subsidiary. As of March 31, 2014 and 2015, carrying values were \270,950 million and \258,310 million, respectively, and estimated fair values were \274,991 million and \261,039 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.